Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Schedule of Useful Lives of Intangible Assets	Intangible assets comprise the following:

	2018	2017
	$	$
Intangible assets with finite lives	23,486	18,598
Intangible assets with indefinite lives:
Brand name	112,977	112,977
Domain name	337	337
	136,800	131,912

Schedule of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	7 to15 years
Computer software	5 years
Lease rights	Lease term
Product development costs	1 to 8 years
Customer lists	4 years
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Product development costs	In progress	Customer lists	Total
Cost	$	$	$	$	$	$	$
March 31, 2016	2,997	6,936	—	—	—	8,655	18,588
Additions	1,268	2,456	3,340	805	2,603	—	10,472
March 31, 2017	4,265	9,392	3,340	805	2,603	8,655	29,060
Additions	(6)	2,074	2,855	—	6,705	—	11,628
Transfers	—	367	—	3,142	(3,509)	—	—
March 31, 2018	4,259	11,833	6,195	3,947	5,799	8,655	40,688

	ERP software	Computer software	Lease rights	Product development costs	In progress	Customer lists	Total
Accumulated amortization	$	$	$	$	$	$	$
March 31, 2016	430	746	—	—	—	5,049	6,225
Amortization	429	1,541	—	103	—	2,164	4,237
March 31, 2017	859	2,287	—	103	—	7,213	10,462
Amortization	588	2,063	505	2,142	—	1,442	6,740
March 31, 2018	1,447	4,350	505	2,245	—	8,655	17,202
Net book value
March 31, 2017	3,406	7,105	3,340	702	2,603	1,442	18,598
March 31, 2018	2,812	7,483	5,690	1,702	5,799	—	23,486